Right of use assets (Tables)	9 Months Ended
Sep. 30, 2025
Right Of Use Assets
Schedule of right of use assets
	September 30,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(253)	(333)
New leases	381	353
Termination	(130)	-
Ending Balance	$399	$401